Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Sales	$ 5,957,668	$ 132,808	$ 16,412,586	$ 405,760
Cost of sales	3,967,412	65,783	10,641,461	200,311
Gross profit	1,990,256	67,025	5,771,125	205,449
General and Administrative Expenses:
Accounting	56,350	122,913	301,381	237,773
Consulting	221,781	162,852	745,850	270,033
Director fees	100,000	100,000	300,000	200,000
Legal	133,302	146,467	392,874	403,386
Marketing	241,897	217,666	502,987	400,386
Office	544,215	76,818	1,422,058	449,730
R&D	238,012	362,500	1,039,502	770,095
Salaries	1,144,377	595,000	4,344,801	1,105,000
Taxes	52,586	0	212,953	0
Depreciation	37,210	789	106,797	6,186
Total General and Administrative Expenses:	2,769,730	1,785,005	9,369,203	3,842,589
(Loss) from operations	(779,474)	(1,717,980)	(3,598,078)	(3,637,140)
Other Income (Expense):
Foreign exchange	40	25	(206)	45
Interest income	207,431	260,938	624,361	406,984
Debt release	0	0	0	10,852
Interest expense	(38,527)	(2)	(107,198)	(12,866)
Total Other Income (Expense)	168,944	260,961	516,957	405,015
Net (loss) before income taxes	(610,530)	(1,457,019)	(3,081,121)	(3,232,125)
Provision for income taxes	(40,952)	0	(174,899)	0
Net (Loss)	(651,482)	(1,457,019)	(3,256,020)	(3,232,125)
Gain (Loss) from foreign exchange translation	(460,507)	(45,126)	42,702	(56,764)
Comprehensive (Loss)	$ (1,111,989)	$ (1,502,145)	$ (3,213,318)	$ (3,288,889)
Basic (Loss) per common share	$ 0.04	$ 0.08	$ 0.133	$ 0.26